SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions			9 Months Ended	12 Months Ended
	Jul. 14, 2022	Feb. 26, 2022	Sep. 30, 2024	Dec. 31, 2023	May 01, 2024	May 18, 2023	Dec. 31, 2022	May 19, 2022
IfrsStatementLineItems [Line Items]
Number of shares issued			14,100,000		189,000,000	180,000,000		178,300,000
Weighted average exercise price			$ 1.06	$ 0.92			$ 0.87
Weighted average remaining contractual life			6 years 9 months 18 days	8 years 9 months 18 days
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Vesting term description			Each RSU, which has a vesting term of up to 3 years and is subject to forfeiture in certain circumstances, entitles the holder to one Common Share
Expense from share-based payment transactions			$ 3.9
Bonus Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Vesting term description			the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 10% of the commission withheld (the percentage was 15% previously) if an agent has not met the Cap and (ii) 20% of the commission withheld (the percentage was 30% previously) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to cost of goods sold and the Bonus RSUs are expensed to stock-based compensation expense within marketing expenses. Bonus RSUs are amortized over the vesting period with a corresponding increase in stock-based compensation reserve.
Omnibus Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of common stock issued and outstanding	15.00%	20.00%
Number of shares issued		35,600,000
Number of shares authorized	70,000,000